CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT) EQUITY ¥ in Thousands	Total shareholders' deficit CNY (¥)	Total shareholders' deficit USD ($)	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B Ordinary shares shares	Ordinary shares shares	Series A-1 Convertible Preferred Shares CNY (¥) shares	Additional paid-in capital CNY (¥) shares	Additional paid-in capital USD ($) shares	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Accumulated deficit CNY (¥) shares	Accumulated deficit USD ($) shares	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Class A ordinary shares CNY (¥)	CNY (¥)	USD ($)
Balance at the beginning of the period at Dec. 31, 2018	¥ (1,867,290)					¥ 5,513	¥ 55,052		¥ (274,540)		¥ (1,653,315)
Balance at the beginning of the period (in shares) at Dec. 31, 2018 | shares					945,712,030	102,102,318
CHANGES IN DEFICIT
Net loss	(510,387)										(510,387)					¥ (510,387)
Redeemable Convertible Preferred Shares redemption value accretion	(116,308)										(116,308)
Deemed dividend to preferred shareholder							642,174				(642,174)
Foreign currency translation adjustments, net of nil tax	(94,357)								(94,357)							(94,357)
Re-designating ordinary shares to Class B ordinary shares | shares				619,938,058	(619,938,058)
Re-designating ordinary shares to Class A ordinary shares | shares			325,773,972		(325,773,972)
Conversion of Series A-1 Preferred Shares to Class A ordinary shares						¥ (5,513)	5,513
Conversion of Series A-1 Preferred Shares to Class A ordinary shares (in shares) | shares			102,102,318			(102,102,318)
Conversion of Series A-2, B and C Redeemable Convertible Preferred Shares to Class A ordinary shares	2,933,088		¥ 1				2,933,087
Conversion of Series A-2, B and C Redeemable Convertible Preferred Shares to Class A ordinary shares (in shares) | shares			612,941,413
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of offering cost	498,436						498,436
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of offering cost (in shares) | shares			162,504,475
Share-based compensation	745,873						745,873
Balance at the end of the period at Dec. 31, 2019	1,589,055		¥ 1				¥ 4,880,135		(368,897)		(2,922,184)					1,589,055
Balance at the end of the period (in shares) at Dec. 31, 2019 | shares			1,203,322,178	619,938,058
CHANGES IN DEFICIT
Net loss	(220,288)										¥ (220,288)		¥ (1,087)			(221,375)
Exercise of share options by preferred shareholder | shares			172,908,845
Foreign currency translation adjustments, net of nil tax	(28,054)								(28,054)							(28,054)
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of offering cost (in shares) | shares							4,982,885,000	4,982,885,000			(3,142,472,000)	(3,142,472,000)
Acquisition of a subsidiary													23,622			23,622
Share-based compensation | $		$ 102,750						$ 102,750									$ 102,750
Balance at the end of the period at Dec. 31, 2020	1,443,463		¥ 1				¥ 4,982,885		(396,951)		¥ (3,142,472)		22,535			1,465,998
Balance at the end of the period (in shares) at Dec. 31, 2020 | shares			1,376,231,023	619,938,058
CHANGES IN DEFICIT
Net loss	(1,171,165)										(1,171,165)		(31,832)		¥ (1,202,997)	(1,202,997)	(188,775,000)
Acquisition of additional interests in subsidiaries	1,820						1,820						(1,820)
Foreign currency translation adjustments, net of nil tax	(7,926)								(7,926)							(7,926)	(1,244,000)
Acquisition of subsidiaries (in shares) | shares			50,219,050
Share-based compensation	47,067						47,067									47,067
Capital contribution from non-controlling shareholder													1,535			1,535
Balance at the end of the period at Dec. 31, 2021	¥ 313,259	$ 49,157,000	¥ 1				¥ 5,031,772	$ 789,595,000	¥ (404,877)	$ (63,534,000)	¥ (4,313,637)	$ (676,904,000)	¥ (9,582)	$ (1,504,000)		¥ 303,677	$ 47,653,000
Balance at the end of the period (in shares) at Dec. 31, 2021 | shares			1,426,450,073	619,938,058